UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Commodity Strategy Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2019*

% of fund’s total commodity-linked investments
Commodity Swaps	85.4%
Commodity Futures	14.6%

Commodity Sector Diversification as of January 31, 2019*

% of fund’s total commodity-linked investments
Energy	30.8%
Agriculture	29.1%
Precious Metals	16.1%
Industrial Metals	18.2%
Livestock	5.8%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 15.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.38% 3/14/19 (a)(b)
(Cost $51,859,910)	52,000,000	51,861,568
	Shares	Value

Money Market Funds - 86.0%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $293,777,455)	293,718,711	293,777,455
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $345,637,365)		345,639,023
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,082,081)
NET ASSETS - 100%		$341,556,942

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	149	March 2019	$2,804,925	$(31,415)	$(31,415)
CBOT HRW Wheat Contracts (United States)	25	March 2019	623,750	(4,772)	(4,772)
CBOT Soybean Contracts (United States)	63	March 2019	2,883,038	(12,837)	(12,837)
CBOT Soybean Contracts (United States)	88	March 2019	1,592,976	70,385	70,385
CBOT Soybean Meal Contracts (United States)	52	March 2019	1,612,000	(18,961)	(18,961)
CBOT Wheat Contracts (United States)	59	March 2019	1,523,675	3,406	3,406
CME Lean Hogs Contracts (United States)	36	April 2019	867,240	(97,525)	(97,525)
CME Live Cattle Contracts (United States)	40	April 2019	2,020,800	1,822	1,822
COMEX Copper Contracts (United States)	54	March 2019	3,754,438	101,393	101,393
COMEX Gold 100 oz. Contracts (United States)	46	April 2019	6,093,670	130,033	130,033
COMEX Silver Contracts (United States)	24	March 2019	1,927,200	165,314	165,314
ICE Brent Crude Contracts (United Kingdom)	62	March 2019	3,795,350	35,824	35,824
ICE Coffee 'C' Contracts (United States)	31	March 2019	1,231,088	(42,404)	(42,404)
ICE Cotton No. 2 Contracts (United States)	19	March 2019	706,800	(36,412)	(36,412)
ICE Low Sulphur Gasoil Contracts (United States)	23	March 2019	1,316,750	29,232	29,232
ICE Sugar No. 11 Contracts (United States)	106	March 2019	1,511,306	53,925	53,925
LME Aluminum Contracts (United Kingdom)	45	March 2019	2,150,438	(8,420)	(8,420)
LME Nickel Contracts (United Kingdom)	20	March 2019	1,493,580	186,287	186,287
LME Zinc Contracts (United Kingdom)	24	March 2019	1,643,100	117,963	117,963
NYMEX Gasoline RBOB Contracts (United States)	20	March 2019	1,166,840	(26,198)	(26,198)
NYMEX Natural Gas Contracts (United States)	141	Feb. 2019	3,993,960	(1,266,904)	(1,266,904)
NYMEX NY Harbor ULSD Contracts (United States)	14	March 2019	1,107,968	59,049	59,049
NYMEX WTI Crude Oil Contracts (United States)	76	Feb. 2019	4,105,290	206,832	206,832
TOTAL COMMODITY FUTURES CONTRACTS					$(384,383)

The notional amount of futures purchased as a percentage of Net Assets is 14.6%

For the period, the average monthly notional amount for futures contracts in the aggregate was $38,250,249.

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Mar. 2019	$49,700,000	$1,162,190	$0	$1,162,190
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Feb. 2019	19,000,000	(1,419,561)	0	(1,419,561)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Mar. 2019	67,200,000	(3,472,699)	0	(3,472,699)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar. 2019	67,400,000	607,032	0	607,032
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2019	17,500,000	(298,405)	0	(298,405)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Apr. 2019	36,600,000	(1,066,937)	0	(1,066,937)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Apr. 2019	9,600,000	(42,537)	0	(42,537)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Apr. 2019	30,000,000	(944,742)	0	(944,742)

TOTAL RETURN SWAPS								$(5,475,659)	$0	$(5,475,659)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $318,566,667.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,113,689.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $25,887,899.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,532,326
Total	$3,532,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Geode Commodity Strategy Cayman Ltd.	$78,532,093	$--	$9,000,011	$--	$2,492,411	$(23,493,034)	$48,531,459

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$51,861,568	$--	$51,861,568	$--
Money Market Funds	293,777,455	293,777,455	--	--
Total Investments in Securities:	$345,639,023	$293,777,455	$51,861,568	$--
Derivative Instruments:
Assets
Futures Contracts	$1,161,465	$1,161,465	$--	$--
Swaps	1,769,222	--	1,769,222	--
Total Assets	$2,930,687	$1,161,465	$1,769,222	$--
Liabilities
Futures Contracts	$(1,545,848)	$(1,545,848)	$--	$--
Swaps	(7,244,881)	--	(7,244,881)	--
Total Liabilities	$(8,790,729)	$(1,545,848)	$(7,244,881)	$--
Total Derivative Instruments:	$(5,860,042)	$(384,383)	$(5,475,659)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$1,161,465	$(1,545,848)
Swaps(b)	1,769,222	(7,244,881)
Total Commodity Risk	2,930,687	(8,790,729)
Total Value of Derivatives	$2,930,687	$(8,790,729)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
CIBC	$1,162,190	$--	$--	$--	$1,162,190
JPMorgan Chase Bank, N.A.	607,032	--	--	--	607,032
Citibank, N.A.	--	(1,419,561)	--	1,419,561	--
Goldman Sachs Bank USA	--	(3,472,699)	--	3,472,699	--
Macquarie Bank Ltd.	--	(1,365,342)	--	1,365,342	--
Royal Bank of Canada	--	(42,537)	--	42,537	--
Societe Generale	--	(944,742)	--	944,742	--
Exchange Traded Futures	1,161,465	(1,545,848)	--	384,383	--
Total	$2,930,687	$(8,790,729)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,859,910)	$51,861,568
Fidelity Central Funds (cost $293,777,455)	293,777,455
Total Investment in Securities (cost $345,637,365)		$345,639,023
Receivable for fund shares sold		2,462,967
Distributions receivable from Fidelity Central Funds		606,212
Receivable for daily variation margin on futures contracts		195,330
Bi-lateral OTC swaps, at value		1,769,222
Prepaid expenses		6,250
Total assets		350,679,004
Liabilities
Payable for fund shares redeemed	$1,708,372
Bi-lateral OTC swaps, at value	7,244,881
Accrued management fee	112,064
Other affiliated payables	56,032
Other payables and accrued expenses	713
Total liabilities		9,122,062
Net Assets		$341,556,942
Net Assets consist of:
Paid in capital		$375,153,910
Total distributable earnings (loss)		(33,596,968)
Net Assets		$341,556,942
Net Asset Value and Maximum Offering Price
Commodity Strategy:
Net Asset Value, offering price and redemption price per share ($341,556,942 ÷ 38,858,833 shares)		$8.79

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Interest		$735,158
Income from Fidelity Central Funds		3,532,326
Total income		4,267,484
Expenses
Management fee	$771,150
Transfer agent fees	347,221
Custodian fees and expenses	1,128
Independent trustees' fees and expenses	1,105
Subsidiary directors’ fees	7,500
Total expenses before reductions	1,128,104
Expense reductions	(35,257)
Total expenses after reductions		1,092,847
Net investment income (loss)		3,174,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,253)
Fidelity Central Funds	25
Futures contracts	(829,416)
Swaps	(28,008,576)
Total net realized gain (loss)		(28,839,220)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,196
Futures contracts	(882,020)
Swaps	7,925,118
Total change in net unrealized appreciation (depreciation)		7,049,294
Net gain (loss)		(21,789,926)
Net increase (decrease) in net assets resulting from operations		$(18,615,289)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,174,637	$6,994,136
Net realized gain (loss)	(28,839,220)	33,638,775
Change in net unrealized appreciation (depreciation)	7,049,294	(27,058,475)
Net increase (decrease) in net assets resulting from operations	(18,615,289)	13,574,436
Distributions to shareholders	(36,621,149)	–
Distributions to shareholders from net investment income	–	(2,002,988)
Distributions to shareholders from net realized gain	–	(1,020,270)
Total distributions	(36,621,149)	(3,023,258)
Share transactions - net increase (decrease)	(93,344,572)	(208,797,193)
Total increase (decrease) in net assets	(148,581,010)	(198,246,015)
Net Assets
Beginning of period	490,137,952	688,383,967
End of period	$341,556,942	$490,137,952
Other Information
Undistributed net investment income end of period		$5,526,013

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Commodity Strategy Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.09	.01
Net realized and unrealized gain (loss)	(.54)	.09	.14
Total from investment operations	(.46)	.18	.15
Distributions from net investment income	(.21)	(.02)	–
Distributions from net realized gain	(.83)	(.02)	–
Total distributions	(1.04)	(.04)	–
Net asset value, end of period	$8.79	$10.29	$10.15
Total ReturnC,D	(4.59)%	1.76%	1.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.65%	.65%G
Expenses net of fee waivers, if any	.60%G	.60%	.60%G
Expenses net of all reductions	.60%G	.60%	.60%G
Net investment income (loss)	1.70%G	.83%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$341,557	$362,178	$422,999
Portfolio turnover rateH	0%	0%	0%

 A For the period May 30, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective September 7, 2018, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Fidelity Commodity Strategy.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Commodity Strategy Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $48,531,459 in the Subsidiary, representing 14.2% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 2,930,687
Gross unrealized depreciation	(42,799,132)
Net unrealized appreciation (depreciation)	$(39,868,445)
Tax cost	$374,375,869

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's consolidated financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Consolidated Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Consolidated Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Consolidated Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$(829,416)	$(882,020)
Swaps	(28,008,576)	7,925,118
Total Commodity Risk	$(28,837,992)	$7,043,098

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. For the period August 1, 2018 through September 30, 2018, the Subsidiary paid the investment adviser a monthly management fee at an annual rate of .30% of its net assets. Effective October 1, 2018, the Subsidiary no longer paid a monthly management fee. The Subsidiary pays certain operating expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .42% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Commodity Strategy	$347,221.20
	$347,221

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

For the period August 1, 2018 through September 30, 2018, the investment adviser contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary. During the period, this waiver reduced the Fund's management fee by $34,333. Effective October 1, 2018, this waiver was discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $924.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Commodity Strategy	$36,621,149	$–
Total	$36,621,149	$–
From net investment income
Commodity Strategy	$–	$1,076,265
Class F	–	926,723
Total	$–	$2,002,988
From net realized gain
Commodity Strategy	$–	$619,462
Class F	–	400,808
Total	$–	$1,020,270

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Commodity Strategy
Shares sold	3,047,155	16,421,486	$27,520,366	$171,890,875
Reinvestment of distributions	4,084,838	167,070	36,621,149	1,695,727
Shares redeemed	(3,456,186)	(23,067,285)	(31,877,472)	(239,416,810)
Net increase (decrease)	3,675,807	(6,478,729)	$32,264,043	$(65,830,208)
Class F
Shares sold	150,935	6,720,837	$1,530,150	$70,188,266
Reinvestment of distributions	–	130,793	–	1,327,531
Shares redeemed	(12,565,821)	(20,565,828)	(127,138,765)	(214,482,782)
Net increase (decrease)	(12,414,886)	(13,714,198)	$(125,608,615)	$(142,966,985)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Commodity Strategy	.60%
Actual		$1,000.00	$954.10	$2.96
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Geode from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contract for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contract was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contract, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with Geode's senior management. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board also noted that Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, services performed by Geode under the Advisory Contract and administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Commodity Strategy Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):
Commodity Strategy
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
24
40
10
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	-	-	-	-	73%
Funds	-	-	-	-	91
ASPG Quartile	-	-	-	-	3rd

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board noted that the fund's management fee rate is higher than many funds in its peer group because of its specialized commodity-linked derivatives strategy, and that the fund's management fee rate is lower than the fees charged by the two most comparable competitor funds in the peer group.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by Geode under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Geode may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the period. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that each class is above the competitive median due to the fund's higher management fee as discussed above. The Board considered that the majority of the funds in the Total Mapped Group are not comparable because the fund has a specialized commodity-linked derivative strategy. The Board noted that the total expense ratio of each class is lower than the expense ratio of the three most comparable competitor classes.

Fees Charged to Other Geode and Fidelity Clients.  The Board also considered information including fee rates, about management services provided by Geode to other clients in the same strategy as the fund. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board noted that, due to the relatively small amount of assets in the fund, managing the fund is unlikely to result in significant potential fall-out benefits to Geode's business. The Board noted that Geode may realize a reputational benefit from managing the fund's assets, but it is not immediately quantifiable and may not translate into financial benefits in the future.

The Board considered the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management and/or servicing of this fund and other Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

CSZ-SANN-0319
1.9879553.101

Fidelity® SAI Inflation-Focused Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2019*

% of fund’s total commodity-linked investments
Commodity Futures	100.0%

Commodity Sector Diversification as of January 31, 2019*

% of fund’s total commodity-linked investments
Energy	34.1%
Agriculture	24.3%
Industrial Metals	20.4%
Precious Metals	16.0%
Livestock	5.2%

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 98.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	$96,914,438	$96,334,349
0.125% 4/15/20 (a)	96,957,210	95,703,523
0.125% 4/15/21	84,234,562	82,854,533
0.125% 1/15/22	77,718,693	76,330,293
0.125% 4/15/22	82,025,821	80,329,747
0.125% 7/15/22	80,133,309	78,845,574
0.125% 1/15/23	80,473,767	78,690,174
0.375% 7/15/23	79,801,246	79,066,054
0.625% 7/15/21	70,429,133	70,464,927
0.625% 4/15/23	80,277,423	79,971,985
0.625% 1/15/24	79,554,177	79,403,361
1.125% 1/15/21	66,374,785	66,752,926
1.25% 7/15/20	58,060,710	58,532,556
1.375% 1/15/20	37,788,165	37,860,780
1.875% 7/15/19 (a)	31,172,267	31,323,804
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,088,404,268)		1,092,464,586
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $42,250,661)	42,242,212	42,250,661
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,130,654,929)		1,134,715,247
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(24,805,052)
NET ASSETS - 100%		$1,109,910,195

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	2,088	July 2019	$41,003,100	$(323,203)	$(323,203)
CBOT Corn Contracts (United States)	603	May 2019	11,615,288	28,273	28,273
CBOT HRW Wheat Contracts (United States)	184	May 2019	4,680,500	(46,638)	(46,638)
CBOT HRW Wheat Contracts (United States)	172	Sept. 2019	4,553,700	(51,416)	(51,416)
CBOT Soybean Contracts (United States)	390	May 2019	18,120,375	(18,258)	(18,258)
CBOT Soybean Contracts (United States)	675	Nov. 2019	32,255,888	(175,022)	(175,022)
CBOT Soybean Meal Contracts (United States)	126	May 2019	3,956,400	(15,563)	(15,563)
CBOT Soybean Meal Contracts (United States)	545	Dec. 2019	17,647,992	(1,837)	(1,837)
CBOT Soybean Oil Contracts (United States)	948	May 2019	17,337,024	247,131	247,131
CBOT Soybean Oil Contracts (United States)	939	Dec. 2019	17,640,431	(134,116)	(134,116)
CBOT Wheat Contracts (United States)	855	May 2019	22,304,813	(73,027)	(73,027)
CBOT Wheat Contracts (United States)	416	Sept. 2019	11,143,600	(36,537)	(36,537)
CME Lean Hogs Contracts (United States)	265	April 2019	6,383,850	(463,695)	(463,695)
CME Lean Hogs Contracts (United States)	212	August 2019	6,635,600	(2,984)	(2,984)
CME Live Cattle Contracts (United States)	875	April 2019	44,205,000	(208,403)	(208,403)
COMEX Copper Contracts (United States)	911	May 2019	63,546,713	1,696,646	1,696,646
COMEX Copper Contracts (United States)	393	July 2019	27,510,300	932,108	932,108
COMEX Gold 100 oz. Contracts (United States)	1,012	April 2019	134,062,190	2,306,892	2,306,892
COMEX Silver Contracts (United States)	526	March 2019	42,239,360	1,092,937	1,092,937
ICE Brent Crude Contracts (United Kingdom)	1,586	March 2019	97,071,720	(200,091)	(200,091)
ICE Coffee 'C' Contracts (United States)	349	May 2019	14,265,375	354,380	354,380
ICE Cotton No. 2 Contracts (United States)	195	July 2019	7,497,750	5,858	5,858
ICE Low Sulphur Gasoil Futures (United States)	750	May 2019	42,876,125	28,090	28,090
ICE Sugar No. 11 Contracts (United States)	2,123	May 2019	30,459,106	113,011	113,011
ICE Sugar No. 11 Contracts (United States)	955	Oct. 2019	14,346,641	(3,025)	(3,025)
LME Aluminum Contracts (United Kingdom)	329	July 2019	15,878,363	171,435	171,435
LME Aluminum Contracts (United Kingdom)	658	May 2019	31,509,975	212,933	212,933
LME Nickel Contracts (United Kingdom)	143	July 2019	10,766,613	561,646	561,646
LME Nickel Contracts (United Kingdom)	406	May 2019	30,443,910	872,324	872,324
LME Zinc Contracts (United Kingdom)	494	May 2019	33,542,600	573,676	573,676
LME Zinc Contracts (United Kingdom)	185	July 2019	12,427,375	578,137	578,137
NYMEX Gasoline RBOB Contracts (United States)	190	Sept. 2019	12,668,771	(156,320)	(156,320)
NYMEX Natural Gas Contracts (United States)	2,042	Feb. 2019	57,823,260	(2,422,282)	(2,422,282)
NYMEX Natural Gas Contracts (United States)	1,275	April 2019	35,441,560	(254,122)	(254,122)
NYMEX Natural Gas Contracts (United States)	125	June 2019	3,591,250	(4,309)	(4,309)
NYMEX NY Harbor ULSD Contracts (United States)	481	May 2019	37,839,572	(28,296)	(28,296)
NYMEX WTI Crude Oil Contracts (United States)	432	Feb. 2019	23,332,270	571,677	571,677
NYMEX WTI Crude Oil Contracts (United States)	375	April 2019	20,395,500	(42,950)	(42,950)
NYMEX WTI Crude Oil Contracts (United States)	833	August 2019	46,149,560	555,181	555,181
TOTAL FUTURES CONTRACTS					$6,240,241

The notional amount of futures purchased as a percentage of Net Assets is 99.6%

For the period, the average monthly notional amount for futures contracts in the aggregate was $557,080,845.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $61,464,158.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,108
Total	$33,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Geode SAI Inflation-Focused Cayman Ltd.	$--	$141,249,671	$--	$--	$--	$9,052,891	$150,302,562

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,092,464,586	$--	$1,092,464,586	$--
Money Market Funds	42,250,661	42,250,661	--	--
Total Investments in Securities:	$1,134,715,247	$42,250,661	$1,092,464,586	$--
Derivative Instruments:
Assets
Futures Contracts	$10,902,335	$10,902,335	$--	$--
Total Assets	$10,902,335	$10,902,335	$--	$--
Liabilities
Futures Contracts	$(4,662,094)	$(4,662,094)	$--	$--
Total Liabilities	$(4,662,094)	$(4,662,094)	$--	$--
Total Derivative Instruments:	$6,240,241	$6,240,241	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$10,902,335	$(4,662,094)
Total Commodity Risk	10,902,335	(4,662,094)
Total Value of Derivatives	$10,902,335	$(4,662,094)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$10,902,335	$(4,662,094)	$--	$--	$6,240,241

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess of initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,088,404,268)	$1,092,464,586
Fidelity Central Funds (cost $42,250,661)	42,250,661
Total Investment in Securities (cost $1,130,654,929)		$1,134,715,247
Receivable for investments sold		10,676
Receivable for fund shares sold		57,183,355
Interest receivable		452,651
Distributions receivable from Fidelity Central Funds		32,129
Receivable for daily variation margin on futures contracts		2,805,616
Prepaid expenses		6,250
Receivable from investment adviser for expense reductions		428
Total assets		1,195,206,352
Liabilities
Payable for investments purchased	$84,374,145
Payable for fund shares redeemed	766,337
Accrued management fee	110,408
Other affiliated payables	25,909
Other payables and accrued expenses	19,358
Total liabilities		85,296,157
Net Assets		$1,109,910,195
Net Assets consist of:
Paid in capital		$1,096,877,024
Total distributable earnings (loss)		13,033,171
Net Assets, for 106,573,443 shares outstanding		$1,109,910,195
Net Asset Value, offering price and redemption price per share ($1,109,910,195 ÷ 106,573,443 shares)		$10.41

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		For the period December 20, 2018 (commencement of operations) to January 31, 2019 (Unaudited)
Investment Income
Interest		$359,589
Income from Fidelity Central Funds		33,108
Total income		392,697
Expenses
Management fee	$111,562
Transfer agent fees	13,211
Accounting fees and expenses	13,000
Custodian fees and expenses	265
Independent trustees' fees and expenses	3
Subsidiary directors’ fees	1,250
Registration fees	2,888
Audit	8,708
Total expenses before reductions	150,887
Expense reductions	(2,951)
Total expenses after reductions		147,936
Net investment income (loss)		244,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,838
Fidelity Central Funds	3
Futures contracts	2,481,010
Total net realized gain (loss)		2,497,851
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,060,318
Futures contracts	6,240,241
Total change in net unrealized appreciation (depreciation)		10,300,559
Net gain (loss)		12,798,410
Net increase (decrease) in net assets resulting from operations		$13,043,171

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

For the period December 20, 2018 (commencement of operations) to January 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$244,761
Net realized gain (loss)	2,497,851
Change in net unrealized appreciation (depreciation)	10,300,559
Net increase (decrease) in net assets resulting from operations	13,043,171
Distributions to shareholders	(10,000)
Total distributions	(10,000)
Share transactions
Proceeds from sales of shares	1,103,120,673
Reinvestment of distributions	10,000
Cost of shares redeemed	(6,253,649)
Net increase (decrease) in net assets resulting from share transactions	1,096,877,024
Total increase (decrease) in net assets	1,109,910,195
Net Assets
Beginning of period	–
End of period	$1,109,910,195
Other Information
Shares
Sold	107,178,059
Issued in reinvestment of distributions	1,015
Redeemed	(605,631)
Net increase (decrease)	106,573,443

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity SAI Inflation-Focused Fund

Six months ended (Unaudited) January 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.41
Total from investment operations	.42
Distributions from net investment income	–C
Distributions from net realized gain	(.01)
Total distributions	(.01)
Net asset value, end of period	$10.41
Total ReturnD,E	4.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H
Expenses net of fee waivers, if any	.50%H
Expenses net of all reductions	.50%H
Net investment income (loss)	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,910
Portfolio turnover rateI	0%J,K

 A For the period December 20, 2018 (commencement of operations) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount represents less than 1%.

 K Amount not annualized.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode SAI Inflation-Focused Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $150,302,562 in the Subsidiary, representing 13.5% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Consolidated Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$23,632,718
Gross unrealized depreciation	(4,662,094)
Net unrealized appreciation (depreciation)	$18,970,624
Tax cost	$1,124,855,804

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,951.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2018 to January 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value January 31, 2019	Expenses Paid During Period
Actual	.50%	$1,000.00	$1,042.10	$.60-B
Hypothetical-C		$1,000.00	$1,022.67	$2.55-D

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period December 20, 2018 to January 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Inflation-Focused Fund

On September 20, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment professional compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board also noted that Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contract and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the

Board to review at the time it approved the fund's Advisory Contract. The Board considered Geode's experience in managing other commodity strategy funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contract, the Board considered the fund's proposed management fee and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.50% through November 30, 2020.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the adviser to Fidelity's commodity strategy funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contract should be approved.

IFF-SANN-0319
1.9892163.100

Fidelity® Series Commodity Strategy Fund Semi-Annual Report January 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of January 31, 2019*

% of fund’s total commodity-linked investments
Commodity Swaps	84.2%
Commodity Futures	15.8%

Commodity Sector Diversification as of January 31, 2019*

% of fund’s total commodity-linked investments
Energy	30.9%
Agriculture	29.1%
Precious Metals	16.0%
Industrial Metals	18.2%
Livestock	5.8%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 22 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 13.9%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.33% to 2.39% 2/21/19 to 5/9/19 (a)(b)
(Cost $523,003,018)	525,000,000	523,003,276
	Shares	Value

Money Market Funds - 88.2%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $3,309,580,262)	3,309,407,954	3,310,069,836
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $3,832,583,280)		3,833,073,112
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(77,608,646)
NET ASSETS - 100%		$3,755,464,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	1,774	March 2019	$33,395,550	$(382,300)	$(382,300)
CBOT HRW Wheat Contracts (United States)	296	March 2019	7,385,200	(195,086)	(195,086)
CBOT Soybean Contracts (United States)	750	March 2019	34,321,875	(352,204)	(352,204)
CBOT Soybean Contracts (United States)	1,044	March 2019	18,898,488	764,715	764,715
CBOT Soybean Meal Contracts (United States)	615	March 2019	19,065,000	(290,469)	(290,469)
CBOT Wheat Contracts (United States)	699	March 2019	18,051,675	(13,800)	(13,800)
CME Lean Hogs Contracts (United States)	430	April 2019	10,358,700	(1,181,059)	(1,181,059)
CME Live Cattle Contracts (United States)	478	April 2019	24,148,560	19,995	19,995
COMEX Copper Contracts (United States)	637	March 2019	44,287,250	1,193,510	1,193,510
COMEX Gold 100 oz. Contracts (United States)	545	April 2019	72,196,100	1,573,312	1,573,312
COMEX Silver Contracts (United States)	283	March 2019	22,724,840	2,333,030	2,333,030
ICE Brent Crude Contracts (United Kingdom)	736	March 2019	45,058,210	401,798	401,798
ICE Coffee 'C' Contracts (United States)	370	March 2019	14,693,625	(1,206,817)	(1,206,817)
ICE Cotton No. 2 Contracts (United States)	225	March 2019	8,370,000	(494,021)	(494,021)
ICE Low Sulphur Gasoil Contracts (United States)	278	March 2019	15,915,500	325,451	325,451
ICE Sugar No. 11 Contracts (United States)	1,279	March 2019	18,235,470	904,522	904,522
LME Aluminum Contracts (United Kingdom)	538	March 2019	25,709,675	(312,915)	(312,915)
LME Nickel Contracts (United Kingdom)	233	March 2019	17,400,207	2,220,679	2,220,679
LME Zinc Contracts (United Kingdom)	295	March 2019	20,196,438	1,369,014	1,369,014
NYMEX Gasoline RBOB Contracts (United States)	231	March 2019	13,483,378	(584,417)	(584,417)
NYMEX Natural Gas Contracts (United States)	1,666	Feb. 2019	47,198,540	(18,138,708)	(18,138,708)
NYMEX NY Harbor ULSD Contracts (United States)	166	March 2019	13,137,629	384,766	384,766
NYMEX WTI Crude Oil Contracts (United States)	901	Feb. 2019	48,672,480	1,723,038	1,723,038
TOTAL FUTURES CONTRACTS					$(9,937,966)

The notional amount of futures purchased as a percentage of Net Assets is 15.8%

For the period, the average monthly notional amount for futures contracts in the aggregate was $663,897,740.

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Barclays Bank PLC	Mar. 2019	$73,000,000	$(2,301,193)	$0	$(2,301,193)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Feb. 2019	54,500,000	(1,917,690)	0	(1,917,690)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Mar. 2019	100,700,000	(2,423,043)	0	(2,423,043)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Mar. 2019	67,500,000	703,174	0	703,174
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Apr. 2019	86,400,000	(6,455,267)	0	(6,455,267)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	May 2019	60,300,000	1,410,062	0	1,410,062
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Feb. 2019	104,500,000	(2,498,223)	0	(2,498,223)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Feb. 2019	51,500,000	(3,376,315)	0	(3,376,315)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Mar. 2019	102,400,000	(4,859,710)	0	(4,859,710)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Apr. 2019	110,000,000	(1,880,206)	0	(1,880,206)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Mar. 2019	93,500,000	(1,942,961)	0	(1,942,961)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Apr. 2019	106,000,000	0	0	0
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	May 2019	66,200,000	441,508	0	441,508
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Feb. 2019	62,600,000	(1,315,210)	0	(1,315,210)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Feb. 2019	53,300,000	(55,760)	0	(55,760)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Goldman Sachs Bank USA	Mar. 2019	105,000,000	(3,939,002)	0	(3,939,002)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Apr. 2019	76,000,000	(3,927,457)	0	(3,927,457)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Apr. 2019	20,000,000	(950,177)	0	(950,177)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	May 2019	82,000,000	(2,193,574)	0	(2,193,574)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13.5 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar. 2019	83,000,000	(1,720,414)	0	(1,720,414)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Mar. 2019	67,500,000	607,932	0	607,932
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	May 2019	99,300,000	1,382,678	0	1,382,678
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Feb. 2019	135,000,000	(4,644,173)	0	(4,644,173)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Apr. 2019	114,000,000	(8,245,139)	0	(8,245,139)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Apr. 2019	20,000,000	(702,326)	0	(702,326)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	May 2019	136,500,000	1,178,393	0	1,178,393
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Merrill Lynch International	Feb. 2019	90,500,000	(3,062,678)	0	(3,062,678)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Apr. 2019	71,500,000	(1,798,341)	0	(1,798,341)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Apr. 2019	20,000,000	0	0	0
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Mar. 2019	59,000,000	(3,021,420)	0	(3,021,420)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Apr. 2019	93,000,000	(412,077)	0	(412,077)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb. 2019	102,000,000	(2,072,953)	0	(2,072,953)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Feb. 2019	76,200,000	841,029	0	841,029
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Mar. 2019	99,700,000	(7,358,728)	0	(7,358,728)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Apr. 2019	112,000,000	(3,527,038)	0	(3,527,038)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Mar. 2019	116,000,000	848,637	0	848,637
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Mar. 2019	110,500,000	(2,613,019)	0	(2,613,019)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Mar. 2019	79,000,000	(2,798,448)	0	(2,798,448)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Apr. 2019	84,300,000	(5,808,172)	0	(5,808,172)

TOTAL RETURN SWAPS								$(80,407,301)	$0	$(80,407,301)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $3,325,650,000.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,876,732.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $297,955,447.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,604,370
Total	$39,604,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$437,383,816	$335,999,966	$--	$--	$--	$(217,525,680)	$555,858,102

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$523,003,276	$--	$523,003,276	$--
Money Market Funds	3,310,069,836	3,310,069,836	--	--
Total Investments in Securities:	$3,833,073,112	$3,310,069,836	$523,003,276	$--
Derivative Instruments:
Assets
Futures Contracts	$13,213,830	$13,213,830	$--	$--
Swaps	7,413,413	--	7,413,413	--
Total Assets	$20,627,243	$13,213,830	$7,413,413	$--
Liabilities
Futures Contracts	$(23,151,796)	$(23,151,796)	$--	$--
Swaps	(87,820,714)	--	(87,820,714)	--
Total Liabilities	$(110,972,510)	$(23,151,796)	$(87,820,714)	$--
Total Derivative Instruments:	$(90,345,267)	$(9,937,966)	$(80,407,301)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$13,213,830	$(23,151,796)
Swaps(b)	7,413,413	(87,820,714)
Total Commodity Risk	20,627,243	(110,972,510)
Total Value of Derivatives	$20,627,243	$(110,972,510)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
CIBC	$2,113,236	$(10,796,000)	$--	$8,682,764	$--
JPMorgan Chase Bank, N.A.	1,990,610	(1,720,414)	--	--	270,196
Macquarie Bank Ltd.	1,178,393	(13,591,638)	--	12,413,245	--
UBS AG	848,637	(11,219,639)	--	10,371,002	--
Societe Generale	841,029	(12,958,719)	--	12,117,690	--
Credit Suisse International	441,508	(1,942,961)	--	1,501,453	--
Barclays Bank PLC	--	(2,301,193)	--	2,301,193	--
Citibank, N.A.	--	(12,614,454)	--	12,614,454	--
Goldman Sachs Bank USA	--	(12,381,180)	--	12,381,180	--
Merrill Lynch International	--	(3,062,678)	--	3,062,678	--
Morgan Stanley Capital Group, Inc.	--	(1,798,341)	--	1,798,341	--
Royal Bank of Canada	--	(3,433,497)	--	3,433,497	--
Exchange Traded Futures	13,213,830	(23,151,796)	--	9,937,966	--
Total	$20,627,243	$(110,972,510)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		January 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $523,003,018)	$523,003,276
Fidelity Central Funds (cost $3,309,580,262)	3,310,069,836
Total Investment in Securities (cost $3,832,583,280)		$3,833,073,112
Receivable for fund shares sold		1,596,304
Distributions receivable from Fidelity Central Funds		6,819,311
Receivable for daily variation margin on futures contracts		2,026,735
Bi-lateral OTC swaps, at value		7,413,413
Prepaid expenses		6,250
Total assets		3,850,935,125
Liabilities
Payable for investments purchased	$5,737,629
Payable for fund shares redeemed	1,909,870
Bi-lateral OTC swaps, at value	87,820,714
Other payables and accrued expenses	2,446
Total liabilities		95,470,659
Net Assets		$3,755,464,466
Net Assets consist of:
Paid in capital		$4,188,402,170
Total distributable earnings (loss)		(432,937,704)
Net Assets		$3,755,464,466
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($3,755,464,466 ÷ 792,276,608 shares)		$4.74

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended January 31, 2019 (Unaudited)
Investment Income
Interest		$5,400,822
Income from Fidelity Central Funds		39,604,370
Total income		45,005,192
Expenses
Management fee	$235,826
Custodian fees and expenses	3,545
Independent trustees' fees and expenses	10,084
Subsidiary directors' fees	7,500
Commitment fees	5,449
Total expenses before reductions	262,404
Expense reductions	(2,904)
Total expenses after reductions		259,500
Net investment income (loss)		44,745,692
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,450)
Fidelity Central Funds	1,504
Futures contracts	(62,097,190)
Swaps	(203,319,489)
Total net realized gain (loss)		(265,416,625)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,199
Fidelity Central Funds	(1,537)
Futures contracts	22,483,694
Swaps	18,915,200
Total change in net unrealized appreciation (depreciation)		41,420,556
Net gain (loss)		(223,996,069)
Net increase (decrease) in net assets resulting from operations		$(179,250,377)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2019 (Unaudited)	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,745,692	$58,711,134
Net realized gain (loss)	(265,416,625)	251,434,895
Change in net unrealized appreciation (depreciation)	41,420,556	(234,600,693)
Net increase (decrease) in net assets resulting from operations	(179,250,377)	75,545,336
Distributions to shareholders	(280,564,691)	–
Distributions to shareholders from net investment income	–	(21,654,710)
Total distributions	(280,564,691)	(21,654,710)
Share transactions - net increase (decrease)	45,376,930	256,199,213
Total increase (decrease) in net assets	(414,438,138)	310,089,839
Net Assets
Beginning of period	4,169,902,604	3,859,812,765
End of period	$3,755,464,466	$4,169,902,604
Other Information
Undistributed net investment income end of period		$41,597,709

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Series Commodity Strategy Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$5.33	$5.24	$5.22	$5.71	$8.01	$7.96
Income from Investment Operations
Net investment income (loss)A	.06	.08	.01	(.01)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.29)	.04	.01	(.48)	(2.27)	.09
Total from investment operations	(.23)	.12	.02	(.49)	(2.30)	.05
Distributions from net investment income	(.09)	(.03)	–	–	–	–
Distributions from net realized gain	(.27)	–	–	–	–	–
Total distributions	(.36)	(.03)	–	–	–	–
Net asset value, end of period	$4.74	$5.33	$5.24	$5.22	$5.71	$8.01
Total ReturnB,C	(4.43)%	2.27%	.38%	(8.58)%	(28.71)%	.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.05%	.56%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.01%F	.05%	.52%	.60%	.60%	.60%
Expenses net of all reductions	.01%F	.05%	.52%	.60%	.60%	.60%
Net investment income (loss)	2.26%F	1.41%	.13%	(.28)%	(.48)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,755,464	$4,169,903	$1,805,457	$1,629,749	$775,700	$1,136,843
Portfolio turnover rateG	0%	0%	0%	0%	237%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended January 31, 2019

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Commodity Strategy.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $555,858,102 in the Subsidiary, representing 14.8% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$21,116,334
Gross unrealized depreciation	(3,680,692,942)
Net unrealized appreciation (depreciation)	$(3,659,576,608)
Tax cost	$7,318,426,577

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(85,587,872)
Long-term	(28,519,217)
Total capital loss carryforward	$(114,107,089)

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's consolidated financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Consolidated Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Consolidated Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Consolidated Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$(62,097,190)	$22,483,694
Swaps	(203,319,489)	18,915,200
Total Commodity Risk	$(265,416,679)	$41,398,894

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. For the period August 1, 2018 through September 30, 2018, the Subsidiary paid the investment adviser a monthly management fee at an annual rate of .30% of its net assets. Effective October 1, 2018, the Subsidiary no longer paid a monthly management fee. The Subsidiary pays certain operating expenses including custody and directors' fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,449 and is reflected in Commitment fees on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,904.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Series Commodity Strategy	$280,564,691	$–
From net investment income
Series Commodity Strategy	$–	$21,654,710

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2019	Year ended July 31, 2018	Six months ended January 31, 2019	Year ended July 31, 2018
Series Commodity Strategy
Shares sold	23,282,280	550,783,382	$114,223,192	$2,886,862,603
Reinvestment of distributions	58,101,396	4,067,747	280,564,691	21,654,710
Shares redeemed	(71,871,091)	(116,963,429)	(349,410,953)	(625,629,643)
Net increase (decrease)	9,512,585	437,887,700	$45,376,930	$2,282,887,670
Class F
Shares sold	–	1,769,509	$–	$9,233,410
Shares redeemed	–	(389,334,067)	–	(2,035,921,867)
Net increase (decrease)	–	(387,564,558)	$–	$(2,026,688,457)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 to January 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During Period-B August 1, 2018 to January 31, 2019
Series Commodity Strategy	.01%
Actual		$1,000.00	$955.70	$.05
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Commodity Strategy Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract and administration agreement, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contract and administration agreement. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract and administration agreement. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. In considering whether to renew the Advisory Contract for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with Geode's senior management. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Geode's investment staff, including its size, education, experience, and resources. The Board also noted that Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory services performed by Geode under the Advisory Contract and administrative services performed by Fidelity under separate agreements covering administration, transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR Co. (FMRC) pays Geode an asset-based management fee for providing services to the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that Geode has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through September 30, 2020.

Based on its review, the Board concluded that the management fee received by Geode for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Geode in managing the fund and Fidelity in conducting the business of developing, marketing, distributing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board noted that, due to the relatively small amount of assets in the fund, managing the fund is unlikely to result in significant potential fall-out benefits to Geode's business. The Board noted that Geode may realize a reputational benefit from managing the fund's assets, but it is not immediately quantifiable and may not translate into financial benefits in the future.

The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contract because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contract should be renewed.

SCR-S-SANN-0319
1.899302.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2019